Shareholders’ equity	12 Months Ended
Dec. 31, 2022
Shareholders Equity
Shareholders’ equity

27.       Shareholders’ equity

a. Share Capital

The share capital is recorded by the amount effectively raised from the shareholders, net of the costs directly linked to the funding process.

The subscribed and paid-up share capital on December 31, 2022, is represented by 2,420,804,398 common shares (2,420,804,398 common shares on December 31, 2021).

The Company is authorized to increase its share capital, by resolution of the Board of Directors, regardless of statutory reform, up to the limit of 4,450,000,000 ordinary shares.

b. Capital reserves

The use of the capital reserve complies with the precepts of Law 6404/76, article 200, which provides for Joint-Stock Companies. This reserve is composed as follows:

	2022	2021

	408,602	401,806

Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	54,998	48,202

b.1 Special Reserve of goodwill

The special reserve of goodwill was constituted from the incorporation of the net assets of the former parent company Tim Participações S.A. (Note 16.d).

b.2 Long-term incentive plan

The balances recorded under these items represent the Company's expenses related to the long-term incentive program granted to employees (Note 28).

c. Profit reserves

c.1 Legal Reserve

It refers to the allocation of 5% of the net profit for the year ended December 31 of each year, until the Reserve equals 20% of the share capital, excluding from 2018 the balance allocated to the tax incentive reserve. In addition, the company may cease to constitute the legal reserve when this, added to the capital reserves, exceeds 30% of the share capital.

This Reserve may only be used to increase capital or offset accumulated losses.

c.2 Statutory reserve for expansion

The formation of this reserve is foreseen in Paragraph 2 of art. 46 of the bylaws of the company and is aimed at the expansion of social business.

The balance of profit that is not compulsorily allocated to other reserves and is not intended for the payment of dividends is allocated to this reserve, which may not exceed 80% of the share capital. Reaching this limit, it will be up to the General Meeting to decide on the balance, distributing it to shareholders or increasing capital.

c. 3 Tax Benefit Reserve

The Company enjoys tax benefits that provide for restrictions on the distribution of profits. According to the legislation that establishes these tax benefits, the amount of tax that is no longer paid due to exemptions and reductions in the tax burden may not be distributed to members and will constitute a reserve of tax incentive of the legal entity. Such a reserve may only be used to absorb losses or increase the share capital. As of December 31, 2022, the cumulative value of the benefits enjoyed by the Company amounts to R$ 2,124,411 (R$ 1,958,301 as of December 31, 2021).

The said tax benefit basically corresponds to the reduction of the Corporate Income Tax (IRPJ) incident on the profit of the exploitation calculated in the units encouraged. The Company operates in the area of the defunct Superintendence of development of the Amazon (SUDENE / SUDAM), being the tax incentive awards granted by state of the Federation, for a period of 10 years, subject to renewal.

d. Dividends

Dividends are calculated in conformity with the bylaws and the Brazilian Corporate Law.

According to its latest bylaws, approved on August 31, 2020, the company must distribute as a mandatory dividend each year ending December 31, provided that there are amounts available for distribution, an amount equivalent to 25% of Adjusted Net Profit.

As provided in the company's bylaws, unclaimed dividends within 3 years will revert to the company.

As of December 31, 2022 and 2021, dividends and interest on shareholders' equity were calculated as follows:

	2022	2021

Net profit for the year	1,670,755	2,957,174
(-) Non-distributable tax incentives	(166,110)	(176,741)
(-) Constitution of legal reserve	(75,233)	(139,021)
Adjusted Net Profit	1,429,412	2,641,412

Minimum dividends calculated on the basis of 25% of adjusted profit	357,353	660,353

Breakdown of dividends payable interest on shareholders’ equity:
Interest on shareholders’ equity	1,400,000	1,047,500
Total dividends and interest on shareholders’ equity distributed and proposed	1,400,000	1,047,500
Income tax withheld (IRRF) on shareholders´ equity	(196,970)	(142,977)
Total dividends and interest on shareholders’ equity, net	1,203,030	904,523

Interest on Shareholders' Equity paid and/or payable is accounted for against financial expenses which, for the purposes of presenting the quarterly information, are reclassified and disclosed as allocation of net profit for the year, in changes in shareholders' equity.

During the years 2022, the amounts of R$ 1,400,000 were distributed and additional amounts of R$ 600,000 which will be approved for distribution in a Meeting as of March 30, 2023, totaling R$ 2,000,000. Moreover, in 2021, the amounts of R$ 1,047,500 were distributed, as presented below:

Approval	Payment	Interest on shareholders’ equity

06/09/2021	07/20/2021	350,000
09/24/2021	10/27/2021	137,500
12/15/2021	01/25/2022	560,000
		1,047,500

03/22/2022	04/27/2022	195,000
06/15/2022	07/20/2022	270,000
09/12/2022	10/31/2022	235,000
09/12/2022	01/24/2023	245,000
12/12/2022	01/24/2023	455,000
02/09/2023	04/18/2023	600,000
		2,000,000

The balance on December 31, 2022 of the item “dividends and interest on shareholders' equity payable” totaling R$ 661,494 (R$ 533,580 on December 31, 2021) is composed of the outstanding amounts of previous years in the amount of R$ 61,187 (R$ 49,955 on December 31, 2021) in addition to the paid amount of R$ 600,307, net in 2022 upon approval expected at the Annual Shareholders’ Meeting in the beginning of 2023.

As set forth in the Law 6404/76 and the Bylaws of the Company, unclaimed dividends - as established in the Joint Stock Company Law, dividends and Interest on Shareholders' Equity declared and unclaimed by shareholders within 3 years, are reverted to shareholders' equity at the time of its prescription and allocated to a supplementary reserve to expand businesses.

For the statement of cash flows, Interest on Shareholders' Equity and dividends paid to its shareholders are being allocated in the group of “financing activities”.